Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Notes
Property and Equipment, Net	NOTE 3 - PROPERTY AND EQUIPMENT, NET The company no longer has any value ascribed to Property and Equipment following the impairment in 2012 of the Company's Assets.	NOTE 4 - PROPERTY AND EQUIPMENT, NET The Company no longer has any value ascribed to Property and Equipment following the impairment in 2012 of the Company's Assets.